Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties
Schedule of balances due from/to related parties

		Country
	Type of transaction	of origin	2021		2020		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	Ps.	95,951	Ps.	72,629	30 days

Due to:
Grupo Aeroportuario del Centro Norte (“OMA”)	Airport Services	Mexico	Ps.	199,393	Ps.	80,681	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		9,373		4,823	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft maintenance and technical support	El Salvador		8,295		39,284	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		—		166	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		42		39	30 days
			Ps.	217,103	Ps.	124,993

Schedule of transactions with related parties

Related party transactions	Country of origin	2021		2020		2019
Revenues:
Transactions with affiliates
Frontier Airlines Inc
Code-share	USA	Ps.	71,210	Ps.	148,964	Ps.	208,968
Expenses:
Transactions with affiliates
Aeromantenimiento, S.A.
Aircraft maintenance	El Salvador	Ps.	160,632	Ps.	239,118	Ps.	201,624
Technical support	El Salvador		2,882		3,945		5,815
Grupo Aeroportuario del Centro Norte
Airport services	Mexico		133,296		32,193		—
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		4,798		4,823		—
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		4,311		5,582		1,321
Servprot, S.A. de C.V.Security services	Mexico		3,531		3,464		3,120
Onelink, S.A. de C.V.
Call center fees	Mexico/El Salvador		—		73,167		37,026